EFMT DEPOSITOR LLC abs-15g

Exhibit 99.04 - Schedule 8

Loan Number	Borrower Last Name	Field	Tape Data	Reviewer Data
1903386	XXXXXX	Disbursement Date	XXXXXX	XXXXXX
1903386	XXXXXX	Total Cash Out	XXXXXX	XXXXXX
2065621	XXXXXX	Disbursement Date	XXXXXX	XXXXXX
2065621	XXXXXX	Total Cash Out	XXXXXX	XXXXXX

©2026 Clayton Services LLC. All rights reserved. Ownership and use of this report is governed by the legal agreement between Clayton and the party for which it was prepared. Any use not expressly authorized by such agreement, including reliance on this report by anyone other than such party, is prohibited.